Financial and capital risks management (Fair value measurements) (Narrative) (Detail)	12 Months Ended
Dec. 31, 2018
At fair value [member] | Discounted cash flow [member] | Level 3 [member] | Other equity instrument investments [member]
Financial and capital risks management [line items]
Discount rate used in valuation of financial assets	12.48%